RIGHT-OF-USE LEASED ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE LEASED ASSETS [Text Block]

9. RIGHT-OF-USE LEASED ASSETS

The Company has entered into operating leases to use certain buildings and equipment for its operations.

The following table presents the right-of-use assets for the Company:

	Office premises	Plant	Total right-of- use assets
Balance December 31, 2019	$918	$419	$1,337

Additions	28	-	28
Adjustments	3	-	3
Depreciation	(197)	(310)	(507)
Balance December 31, 2020	$752	$109	$861

Additions	37	-	37
Adjustments	53	-	53
Depreciation	(178)	(109)	(287)
Balance December 31, 2021	$664	$-	$664